SCHEDULE OF PRODUCT AND SERVICE REVENUE (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
IfrsStatementLineItems [Line Items]
Product sales	$ 1,351,517	$ 1,109,426	$ 3,968,807	$ 1,866,222
Revenue from provision of services	545,475	344,479	1,449,793	1,011,280
Total Revenue	1,896,992	1,453,905	5,418,600	2,877,502
Drone Service [Member]
IfrsStatementLineItems [Line Items]
Revenue from provision of services	411,746	344,479	1,073,440	534,088
Custom Engineering Services [Member]
IfrsStatementLineItems [Line Items]
Revenue from provision of services	$ 133,719		$ 376,353	$ 477,192